Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020
Cash flows from operating activities:
Net income (loss)	$ 749,506	$ (424,496)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	1,278,716	1,241,048
Share-based compensation for services	71,079	323,386
Loss from disposition of fixed assets	1,627	34,420	$ (120,000)
Gain from disposition of a subsidiary	(5,104)
Change in inventory reserve	(750,145)	77,338
Change in bad debt allowance	(15,358)	205,829
Deferred tax benefit	(13,740)	(58,936)
Unrealized foreign exchange loss	97,719	168,416
Amortization of the Right-of-use assets	200,108	301,090
Changes in operating assets and liabilities:
Accounts receivable	(1,274,020)	548,482
Accounts receivable - related parties	103,981	(216,231)
Inventories	(928,376)	(980,685)
Prepayments and other current assets	151,064	(207,510)
Prepayments - related party	(28,209)
Accounts payables	(27,636)	164,206
Accounts payables - related parties	(314,991)	619,068
Accrued expenses and other current liabilities	109,793	(203,790)
Advance from customers	13,306	64,412
Operating lease liabilities	(73,603)	(57,218)
Taxes payable	545,767	166,354
Net cash provided by (used in) operating activities	(108,516)	1,765,183
Cash flows from investing activities:
Purchase of property, plant and equipment	(680,780)	(225,789)
Capital expenditures on construction-in-progress	(6,671,861)	(7,346,106)
Proceeds from disposition of fixed assets		5,847
Purchase of intangible assets - Land use rights		(18,509)
Long-term investments in equity investees	(236,320)	(244,704)
Proceeds upon maturity of short-term investments	2,809,254	3,585,204
Proceeds from disposition of a subsidiary	31,092
Net cash used in investing activities	(4,748,615)	(4,244,057)
Cash flows from financing activities:
Capital contribution made by noncontrolling shareholders	101,913
Proceeds from short-term bank loans	73,271	4,268,100
Proceeds from long-term bank loans	7,385,000
Repayment of short-term bank loans	(4,494,271)	(2,845,400)
Repayment of long-term bank loans	(74,196)
Proceeds from (repayment of) related party loans	1,937,517	(82,870)
Net cash provided by financing activities	4,929,234	1,339,830
Effect of exchange rate changes on cash	12,556	(14,588)
Net increase (decrease) in cash	84,659	(1,153,632)
Cash, beginning of period	1,266,873	2,550,152	2,550,152
Cash, end of period	1,351,532	1,396,520	$ 1,266,873
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for income tax		9,538
Cash paid for interest	209,694	104,040
Non-Cash Investing Activities
Right-of-assets obtained in exchange for operating lease obligations	1,562,206	1,619,732
Transfer from construction-in-progress to fixed assets	53,780
Additions to construction-in-progress through accounts payable	165,051	1,395,707
Transfer from prepayments to construction-in-progress		$ 112,998